iShares
®
Global Industrials ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .8%
Brambles Ltd. ........................... 148,393 $ 2,266,007
Computershare Ltd. ....................... 58,737 1,331,189
Qantas Airways Ltd. ....................... 163,182 1,127,372
Transurban Group ........................ 333,813 3,159,071
7,883,639
a
Brazil  —  0 .2%
Localiza Rent a Car SA ..................... 94,187 745,448
WEG SA .............................. 159,798 1,411,647
2,157,095
a
Canada  —  2 .4%
CAE, Inc.
(a)
............................. 34,795 1,058,135
Canadian National Railway Co. ............... 58,835 5,818,988
Canadian Pacific Kansas City Ltd. ............. 96,751 7,123,011
Thomson Reuters Corp.
(b)
................... 14,392 1,899,255
Waste Connections, Inc. .................... 27,479 4,819,311
WSP Global, Inc. ......................... 13,970 2,529,470
23,248,170
a
Chile  —  0 .1%
Latam Airlines Group SA .................... 27,069,225 732,819
a
Denmark  —  1 .0%
AP Moller - Maersk A.S. , Class A .............. 281 644,545
AP Moller - Maersk A.S. , Class B , NVS .......... 478 1,096,795
DSV A.S. .............................. 21,295 5,363,280
Vestas Wind Systems A.S. .................. 106,469 2,879,688
9,984,308
a
Finland  —  0 .6%
Kone OYJ , Class B ....................... 42,223 2,991,202
Metso OYJ ............................. 74,966 1,304,345
Wartsila OYJ Abp ......................... 51,833 1,835,127
6,130,674
a
France  —  7 .2%
Airbus SE .............................. 66,364 15,411,299
Alstom SA
(a)
............................ 35,873 1,058,322
Bouygues SA ........................... 19,974 1,038,355
Bureau Veritas SA ........................ 35,412 1,126,556
Cie de Saint-Gobain SA .................... 49,308 5,014,223
Eiffage SA ............................. 7,800 1,117,579
Getlink SE ............................. 34,104 629,527
Legrand SA ............................ 28,165 4,187,083
Safran SA .............................. 36,850 12,835,476
Schneider Electric SE ...................... 58,108 15,896,910
Teleperformance SE ....................... 6,195 448,331
Thales SA .............................. 9,574 2,582,737
Vinci SA ............................... 54,302 7,639,372
68,985,770
a
Germany  —  5 .7%
Brenntag SE ............................ 13,300 771,986
Daimler Truck Holding AG ................... 51,813 2,244,151
Deutsche Post AG ........................ 103,097 5,621,436
GEA Group AG .......................... 15,696 1,060,771
MTU Aero Engines AG ..................... 5,767 2,390,583
Rheinmetall AG .......................... 4,939 9,010,681
Siemens AG , Registered .................... 79,039 22,136,956
Siemens Energy AG
(a)
...................... 77,625 10,889,899
54,126,463
a
Security Shares Value
a
Hong Kong  —  0 .4%
CK Hutchison Holdings Ltd. .................. 292,520 $ 1,988,684
Techtronic Industries Co. Ltd. ................. 152,500 1,754,227
3,742,911
a
Ireland  —  0 .4%
Kingspan Group PLC ...................... 16,308 1,405,243
Ryanair Holdings PLC ..................... 56,525 1,948,845
3,354,088
a
Italy  —  0 .6%
Leonardo SpA ........................... 42,849 2,450,986
Prysmian SpA ........................... 31,973 3,189,539
5,640,525
a
Japan  —  13 .7%
AGC, Inc. .............................. 23,000 762,766
ANA Holdings, Inc. ........................ 50,400 957,181
Central Japan Railway Co. .................. 104,300 2,889,108
Dai Nippon Printing Co. Ltd. ................. 47,200 812,500
Daifuku Co. Ltd. .......................... 40,100 1,262,175
Daikin Industries Ltd. ...................... 31,200 3,990,224
East Japan Railway Co. .................... 122,400 3,226,082
FANUC Corp. ........................... 99,000 3,852,658
Fujikura Ltd. ............................ 29,400 3,260,325
Hankyu Hanshin Holdings, Inc. ................ 25,800 648,889
Hitachi Ltd. ............................. 492,000 15,429,890
IHI Corp. .............................. 116,400 2,046,380
ITOCHU Corp. .......................... 756,500 9,559,747
Japan Airlines Co. Ltd. ..................... 46,500 862,376
Kajima Corp. ............................ 48,200 1,797,257
Komatsu Ltd. ........................... 102,800 3,262,095
Kubota Corp. ........................... 109,300 1,548,854
Makita Corp. ............................ 29,200 885,022
Marubeni Corp. .......................... 178,300 4,965,650
Mitsubishi Corp. .......................... 432,500 9,892,433
Mitsubishi Electric Corp. .................... 227,500 6,633,182
Mitsubishi Heavy Industries Ltd. ............... 362,200 8,842,185
Mitsui & Co. Ltd. ......................... 311,900 9,262,596
Mitsui OSK Lines Ltd. ...................... 39,600 1,190,549
NIDEC CORP. ........................... 111,700 1,516,664
Nippon Yusen KK ......................... 46,200 1,496,491
Obayashi Corp. .......................... 70,500 1,475,417
Recruit Holdings Co. Ltd. ................... 167,900 9,434,562
Secom Co. Ltd. .......................... 44,300 1,574,164
SG Holdings Co. Ltd. ...................... 47,400 433,784
SMC Corp. ............................. 6,100 2,110,605
Sumitomo Corp. ......................... 129,700 4,489,238
Taisei Corp. ............................ 17,500 1,658,490
Tokyu Corp. ............................ 62,400 729,239
TOPPAN Holdings, Inc. ..................... 28,600 850,183
Toyota Industries Corp.
(a)
.................... 22,300 2,528,072
Toyota Tsusho Corp. ....................... 76,700 2,586,262
West Japan Railway Co. .................... 48,800 972,347
Yaskawa Electric Corp. ..................... 29,000 881,639
130,577,281
a
Mexico  —  0 .2%
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 4,340 1,144,154
Grupo Carso SAB de CV , Series A1 ............ 56,716 371,461
1,515,615
a
Netherlands  —  0 .4%
IMCD N.V. ............................. 6,431 583,693
Randstad N.V. ........................... 13,409 509,073

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Netherlands (continued)
Wolters Kluwer N.V. ....................... 24,976 $ 2,586,925
3,679,691
a
Norway  —  0 .1%
Kongsberg Gruppen ASA ................... 47,025 1,205,028
a
South Korea  —  0 .5%
Doosan Enerbility Co. Ltd.
(a)
.................. 47,267 2,472,256
Hanwha Aerospace Co. Ltd. ................. 3,425 2,236,695
4,708,951
a
Spain  —  0 .8%
ACS Actividades de Construccion y Servicios SA ... 21,236 2,107,998
Aena SME SA
(c)
.......................... 79,243 2,214,118
Ferrovial SE ............................ 51,751 3,352,980
7,675,096
a
Sweden  —  3 .4%
AddTech AB , Class B ...................... 28,247 994,820
Alfa Laval AB ........................... 31,249 1,566,866
Assa Abloy AB , Class B .................... 106,101 4,098,771
Atlas Copco AB , Class A .................... 270,436 4,814,455
Atlas Copco AB , Class B .................... 168,170 2,688,484
Epiroc AB , Class A ........................ 68,059 1,534,177
Epiroc AB , Class B ........................ 42,368 852,384
Lifco AB , Class B ......................... 22,809 864,432
Nibe Industrier AB , Class B .................. 167,156 638,934
Saab AB , Class B ........................ 34,048 1,975,472
Sandvik AB ............................. 114,306 3,692,208
Skanska AB , Class B ...................... 38,053 1,036,880
SKF AB , Class B ......................... 36,502 966,165
Trelleborg AB , Class B ..................... 19,340 817,531
Volvo AB , Class B ........................ 170,284 5,419,224
31,960,803
a
Switzerland  —  2 .4%
ABB Ltd. , Registered ...................... 166,343 12,262,390
Adecco Group AG , Registered ................ 17,895 515,376
Geberit AG , Registered ..................... 3,408 2,646,728
Kuehne + Nagel International AG , Registered ...... 5,620 1,205,238
Schindler Holding AG , Participation Certificates , NVS 4,386 1,649,421
Schindler Holding AG , Registered .............. 2,185 773,144
SGS SA , Registered ....................... 17,941 2,057,972
VAT Group AG
(c)
......................... 2,884 1,384,608
22,494,877
a
United Kingdom  —  4 .9%
Ashtead Group PLC ....................... 45,062 3,072,292
BAE Systems PLC ........................ 322,526 7,422,955
Bunzl PLC ............................. 34,720 969,521
DCC PLC .............................. 10,488 653,389
Diploma PLC ........................... 14,500 1,031,648
Experian PLC ........................... 98,355 4,434,488
IMI PLC ............................... 26,492 883,690
Intertek Group PLC ....................... 16,587 1,028,669
Melrose Industries PLC ..................... 125,310 988,313
RELX PLC ............................. 195,929 7,893,356
Rentokil Initial PLC ........................ 257,229 1,534,755
Rolls-Royce Holdings PLC .................. 903,157 13,967,969
Smiths Group PLC ........................ 35,426 1,120,533
Spirax Group PLC ........................ 8,110 741,230
Weir Group PLC (The) ..................... 27,483 1,050,483
46,793,291
a
Security Shares Value
a
United States  —  53 .8%
3M Co. ................................ 57,051 $ 9,133,865
A O Smith Corp. ......................... 12,364 826,904
Allegion PLC ............................ 9,215 1,467,212
AMETEK, Inc. ........................... 24,722 5,075,674
Automatic Data Processing, Inc. ............... 43,434 11,172,528
Axon Enterprise, Inc.
(a)
..................... 8,504 4,829,677
Boeing Co. (The)
(a)
........................ 84,152 18,271,082
Broadridge Financial Solutions, Inc. ............ 12,646 2,822,208
Builders FirstSource, Inc.
(a)
.................. 11,958 1,230,359
Carrier Global Corp. ....................... 85,025 4,492,721
Caterpillar, Inc. .......................... 50,257 28,790,728
CH Robinson Worldwide, Inc. ................ 12,757 2,050,815
Cintas Corp. ............................ 36,683 6,898,972
Comfort Systems USA, Inc. .................. 3,744 3,494,238
Copart, Inc.
(a)
........................... 95,384 3,734,284
CSX Corp. ............................. 199,982 7,249,348
Cummins, Inc. ........................... 14,808 7,558,744
Dayforce, Inc.
(a)
.......................... 17,104 1,182,913
Deere & Co. ............................ 26,998 12,569,459
Delta Air Lines, Inc. ....................... 70,063 4,862,372
Dover Corp. ............................ 14,783 2,886,233
Eaton Corp. PLC ......................... 41,710 13,285,052
EMCOR Group, Inc. ....................... 4,793 2,932,309
Emerson Electric Co. ...................... 60,334 8,007,528
Equifax, Inc. ............................ 13,145 2,852,202
Expeditors International of Washington, Inc. ....... 14,394 2,144,850
Fastenal Co. ............................ 122,999 4,935,950
FedEx Corp. ............................ 23,311 6,733,615
Fortive Corp. ............................ 34,132 1,884,428
GE Vernova, Inc. ......................... 29,137 19,043,069
Generac Holdings, Inc.
(a)
.................... 6,433 877,268
General Dynamics Corp. .................... 27,270 9,180,718
General Electric Co. ....................... 113,282 34,894,254
Honeywell International, Inc. ................. 68,180 13,301,236
Howmet Aerospace, Inc. .................... 43,178 8,852,354
Hubbell, Inc. ............................ 5,707 2,534,536
Huntington Ingalls Industries, Inc. .............. 4,266 1,450,739
IDEX Corp. ............................. 7,994 1,422,452
Illinois Tool Works, Inc. ..................... 28,350 6,982,605
Ingersoll Rand, Inc. ....................... 38,615 3,059,080
Jacobs Solutions, Inc. ...................... 12,904 1,709,264
JB Hunt Transport Services, Inc. .............. 8,080 1,570,267
Johnson Controls International PLC ............ 65,675 7,864,581
L3Harris Technologies, Inc. .................. 20,076 5,893,711
Leidos Holdings, Inc. ...................... 13,699 2,471,300
Lennox International, Inc. ................... 3,401 1,651,458
Lockheed Martin Corp. ..................... 21,869 10,577,379
Masco Corp. ............................ 22,056 1,399,674
Nordson Corp. ........................... 5,733 1,378,385
Norfolk Southern Corp. ..................... 24,052 6,944,293
Northrop Grumman Corp. ................... 14,407 8,215,015
Old Dominion Freight Line, Inc. ............... 19,736 3,094,605
Otis Worldwide Corp. ...................... 41,856 3,656,122
PACCAR, Inc. ........................... 56,375 6,173,626
Parker-Hannifin Corp. ...................... 13,552 11,911,666
Paychex, Inc. ........................... 34,638 3,885,691
Paycom Software, Inc. ..................... 5,291 843,174
Pentair PLC ............................ 17,469 1,819,222
Quanta Services, Inc. ...................... 15,994 6,750,428
Republic Services, Inc. ..................... 21,611 4,580,019
Rockwell Automation, Inc. ................... 12,049 4,687,904
Rollins, Inc. ............................. 30,520 1,831,810
RTX Corp. ............................. 143,983 26,406,482
Snap-on, Inc. ........................... 5,611 1,933,551

iShares
®
Global Industrials ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
United States (continued)
Southwest Airlines Co. ..................... 55,547 $ 2,295,758
Stanley Black & Decker, Inc. ................. 16,646 1,236,465
Textron, Inc. ............................ 18,929 1,650,041
Trane Technologies PLC .................... 23,812 9,267,630
TransDigm Group, Inc. ..................... 6,044 8,037,613
Uber Technologies, Inc.
(a)
................... 223,146 18,233,260
Union Pacific Corp. ....................... 63,699 14,734,853
United Airlines Holdings, Inc.
(a)
................ 34,726 3,883,061
United Parcel Service, Inc. , Class B ............ 79,228 7,858,625
United Rentals, Inc. ....................... 6,833 5,530,084
Veralto Corp. ............................ 26,631 2,657,241
Verisk Analytics, Inc. ....................... 14,910 3,335,218
Waste Management, Inc. .................... 39,733 8,729,737
Westinghouse Air Brake Technologies Corp. ....... 18,404 3,928,334
WW Grainger, Inc. ........................ 4,694 4,736,481
Xylem, Inc. ............................. 26,247 3,574,316
511,912,925
a
Total Common Stocks — 99.6%
(Cost: $ 795,126,916 ) ................................ 948,510,020
a
Preferred Stocks
Brazil  —  0 .0%
Localiza Rent a Car SA
(a)
................... 3,623 27,435
a
Total Preferred Stocks — 0.0%
(Cost: $ 27,273 ) .................................... 27,435
a
Total Long-Term Investments — 99.6%
(Cost: $ 795,154,189 ) ................................ 948,537,455
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 1,897,915 $ 1,898,864
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 564,597 564,597
a
Total Short-Term Securities — 0.3%
(Cost: $ 2,463,461 ) .................................. 2,463,461
Total Investments —  99.9%
(Cost: $ 797,617,650 ) ................................ 951,000,916
Other Assets Less Liabilities — 0 .1% ...................... 1,134,480
Net Assets — 100.0% ................................. $ 952,135,396
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 8,369,848  $ —  $ (6,473,862)
(a)
$ 2,878  $ —  $ 1,898,864  1,897,915  $ 10,131
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 2,050,000  —  (1,485,403)
(a)
—  —  564,597  564,597  66,959  —
$ 2,878  $ —
$ 2,463,461
$ 77,090  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Industrials ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 2 03/12/26 $ 436 $ 3,354
E-Mini Industrial Select Sector Index ........................................................ 13 03/20/26 2,048 (32,725)
Euro STOXX 50 Index ................................................................. 13 03/20/26 892 3,868
$ (25,503)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 539,168,465  $ 409,341,555  $ —  $ 948,510,020
Preferred Stocks ......................................... 27,435  —  —  27,435
Short-Term Securities
Money Market Funds ...................................... 2,463,461  —  —  2,463,461
$ 541,659,361  $ 409,341,555  $ —  $ 951,000,916
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,222  $ —  $ —  $ 7,222
Liabilities
Equity Contracts ........................................... (32,725) —  —  (32,725)
$ (25,503) $ —  $ —  $ (25,503)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares